FINANCIAL INSTRUMENTS - Financial instruments (Details)	12 Months Ended
	Dec. 31, 2020 MXN ($) $ / $	Dec. 31, 2020 CAD ($) $ / $	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ (152,037,000)	$ 11,603,000	$ 516,000	$ (183,450,000)	$ 781,000	$ 9,550,000
Exchange rate	19.9487	1.2732	1.0000	18.9394	1.2988	1.0000
Equivalent US dollars	$ (7,621,000)			$ (9,686,000)			$ 9,113,000	$ 516,000	$ 601,000	$ 9,550,000
Trade payables
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(9,022,000)	$ (73,000)	$ (2,074,000)	(2,493,000)	$ (448,000)	$ (15,000)
Lease obligation
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(2,471,000)	$ (194,000)			(88,000)
Camino Rojo Project Loan
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency			$ (60,696,000)			(12,961,000)
Newmont Loan
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ (188,319,000)			(182,700,000)
Exchange rate | $ / $	19.9500	19.9500	19.9500
Cash
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ 2,804,000	$ 11,752,000	$ 62,809,000	1,426,000	1,248,000	22,068,000
Accounts receivable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	245,000	32,000	4,000	$ 317,000		2,000
Restricted funds
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ 44,726,000	$ 86,000	$ 473,000		$ 69,000	$ 456,000